Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Income before income taxes	R$ 273,462	R$ 335,054	R$ 186,937
Adjustments to reconcile income before income taxes
Depreciation and amortization	154,220	108,744	73,152
Disposals of property and equipment	1,604		78
Disposals of intangible	2,374
Allowance for doubtful accounts	47,819	32,081	15,040
Share-based compensation expense	43,377	32,610	18,114
Net foreign exchange differences	17,973	4,613	(13,321)
Net loss (gain) on derivatives		(20,739)	1,780
Accrued interest	108,437	25,543	24,002
Accrued lease interest	67,212	44,458	31,469
Share of income of associate	(11,797)	(7,698)	(2,362)
Provision for legal proceedings	10,664	5,354	(2,568)
Changes in assets and liabilities
Trade receivables	(79,665)	(164,286)	(35,556)
Inventories	(3,720)	(3,110)	(236)
Recoverable taxes	(2,327)	(13,709)	(3,940)
Other assets	(19,425)	(23,902)	(7,403)
Trade payables	14,479	4,475	3,029
Taxes payables	(14,902)	(552)	4,940
Advances from customers	36,009	(1,951)	19,324
Labor and social obligations	23,449	11,125	6,124
Other liabilities	(2,693)	22,771	(10,881)
Total	666,550	390,881	307,722
Income taxes paid	(35,683)	(19,374)	(8,506)
Net cash flows from operating activities	630,867	371,507	299,216
Investing activities
Acquisition of property and equipment	(125,869)	(89,832)	(56,964)
Dividends received	11,770
Acquisition of intangibles assets	(150,931)	(47,753)	(64,745)
Restricted cash	8,103	14,788	7,530
Payments of notes payable	(11,068)	(5,974)
Acquisition of subsidiaries, net of cash acquired	(1,006,057)	(913,991)	(241,568)
Loans to related parties			1,598
Net cash flows used in investing activities	(1,274,052)	(1,042,762)	(354,149)
Financing activities
Issuance of loans and financing	809,539	605,041	7,383
Payments of loans and financing	(158,076)	(155,090)	(75,093)
Payments of lease liabilities	(87,751)	(55,455)	(39,779)
Treasury shares	(213,722)
Capital increase		5,444	167,628
Dividends paid to non-controlling interests	(18,648)	(12,984)	(51,812)
Proceeds from shares public offering		389,170	992,778
Share-based compensation plan receipts	33,336
Share issuance costs		(19,704)	(79,670)
Net cash flows from (used in) financing activities	364,678	756,422	921,435
Net foreign exchange differences	(17,973)	16,666	14,447
Net increase in cash and cash equivalents	(296,480)	101,833	880,949
Cash and cash equivalents at the beginning of the year	1,045,042	943,209	62,260
Cash and cash equivalents at the end of the year	R$ 748,562	R$ 1,045,042	R$ 943,209